Cover	Nov. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 14, 2024, La Rosa Holdings Corp., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K (the “Initial Filing”) to report acquisition of 49% of the membership interests (the “Membership Interests”) of La Rosa Realty Premier, LLC. This Form 8-K/A amends Item 2.01 of the Initial Filing to correct a typographical error and state correctly that the purchase price for the Membership Interests was settled by 354,428 unregistered shares of the Company’s common stock (instead of 379,428 shares indicated in Item 2.01 of the Initial Filing) to the Selling Member (as defined below). This Form 8-K/A also amends Item 3.02 of the Initial Filing to correct a typographical error and state correctly that the Company issued an aggregated of 379,428 unregistered shares of the Company’s common stock (instead of 404,428 shares indicated in Item 3.02 of the Initial Filing) to the Selling Member and his designee. This Form 8-K/A does not amend any other item of the Initial Filing, and all other information previously reported in or filed with the Initial Filing is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Nov. 11, 2024
Entity File Number	001-41588
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Entity Tax Identification Number	87-1641189
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1420 Celebration Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	250-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false